AIG Consumer Insurance 21650 Oxnard Street Suite 750 Los Angeles, CA 91367 Helena Lee Assistant General Counsel Legal Department T + 1 310 772 6259 F +1 310 772 6569 hlee@sunamerica.com

February 15, 2017

VIA EDGAR & E-MAIL

Ms. Katie Sabo

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:   The Variable Annuity Life Insurance Company Separate Account A (“Registrant”)

The Variable Annuity Life Insurance Company (“Depositor”)

Polaris Platinum Elite Variable Annuity

Post-Effective Amendment No. 7 and Amendment No. 234 on Form N-4

File Numbers: 333-201800 and 811-03240

Dear Ms. Sabo:

On behalf of the Registrant, we are submitting for filing, pursuant to the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), Post-Effective Amendment No. 7 and Amendment No. 234 under the 1933 Act and the 1940 Act (the “Amendments”), respectively, to the Registration Statement on Form N-4.

The purpose of filing this 485(a) filing is to separate the Return of Purchase Payment death benefit currently imbedded in the Separate Account Charge of the product to be electable as a death benefit option. This would mean that the Separate Account Charge of the product would be reduced by the Return of Purchase Payment death benefit fee and the Return of Purchase Payment death benefit could be electable for an additional fee. This filing allows the contract owner to purchase the product for a lower Separate Account Charge. We have filed the Separate Account Charge and death benefit fees as “X” for purposes of the 485(a) filing. The Separate Account Charge and the death benefit fees will be filed in a subsequent Post-Effective Amendment 485(a) filing prior to the automatic effective date of this 485(a) Post-Effective Amendment filing along with an Acceleration request to the Staff.

This filing will also add a new Minimum Income Base feature to the Polaris Plus Income Daily living benefit. This Minimum Income Base feature differs from that which is currently available on the other living benefit features. These changes are for prospectively issued contracts for the variable annuity product. Information related to the Polaris Income Plus Daily fee is reflected as variable in brackets. The Minimum Income Base percentages are also reflected as variable in brackets. Both the fee and the Minimum Income Base percentages will be filed in a subsequent Post-Effective Amendment 485(a) filing prior to the automatic effective date of this 485(a) Post-Effective Amendment filing along with the Acceleration request to the Staff.

Registrant does not intend for this Post-Effective Amendment No. 7 and Amendment No. 234 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective prospectus, Statement of Additional Information or supplements thereto.

We have removed all financial statements and references to Independent Auditors from this filing and therefore, make this filing without including an Auditor’s consent. Registrant commits to file a post-effective amendment that will incorporate any Staff comments as well as include the appropriate financial statements and Auditor’s consent after the subsequent Post-Effective Amendment 485(a) filing.

The Amendments will automatically become effective on April 17, 2017. We kindly request that the Staff provide comments no later than March 15, 2017. We would then have sufficient time to work with the Staff to address any comments and file a 485(b) amendment reflecting those comments. We would appreciate the Staff’s efforts to accommodate this schedule.

Should you have any questions or need any additional information concerning the Registration Statement, please do not hesitate to contact me at (310) 772-6259.

Very truly yours,

/s/ Helena Lee

Helena Lee